Leases - Summary of Amounts Related To Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	¥ 306,599	¥ 419,590	¥ 767,701	¥ 823,124
Lease liabilities	302,867	404,518	760,626	¥ 811,248
Right-of-use assets [member]
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	306,599	419,590	767,701		¥ 823,124
Lease liabilities	¥ 302,867	¥ 404,518	¥ 760,626